LONG TERM LOAN (Details Narrative)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 ILS (₪)
Notes and other explanatory information [abstract]
Principal amount	$ 182,542	₪ 500,000
Interest rate	1.50%	1.50%
Borrowings maturity, description	September 18, 2025
Secured bank loans received	$ 9,127	₪ 25,000